Cover	Nov. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Nov. 19, 2021
Entity File Number	001-33899
Entity Registrant Name	DIGITAL ALLY, INC.
Entity Central Index Key	0001342958
Entity Tax Identification Number	20-0064269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14001 Marshall Drive
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66219
City Area Code	(913)
Local Phone Number	814-7774
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DGLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false